Note 8 - Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	March 31, 2014	December 31, 2013

Borrowings under lines of credit	$-	$-

First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at March 31, 2014	749,338	751,225
Other	900	1,024
Total debt	750,238	752,249
Less: current portion debt	(7,911)	(7,958)
Total long-term debt	$742,327	$744,291